Commitments and Contingencies	4 Months Ended	6 Months Ended
	May 21, 2014	Jun. 30, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 6 – COMMITMENTS AND CONTINGENCIES

From time to time, the Company may become a party to litigation matters involving claims against the Company. Management believes that there are no current matters that would have a material effect on the Company’s financial position or results of operations.

NOTE 9 – COMMITMENTS AND CONTINGENCIES

The Company, as a lessee of oil and gas properties, is subject to various federal, state and local laws and regulations relating to discharge of materials into, and protection of, the environment. These laws and regulations may, among other things, impose liability on the lessee under an oil and gas lease for the cost of pollution clean-up resulting from operations and subject the lessee to liability for pollution damages. We believe our operations are in substantial compliance with existing requirements of governmental bodies.